Fair Value Measurements (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets:
Investments at fair value	$ 2,651,283	$ 2,545,222
Investments measured at contract value:
Fixed income securities fund	149,506	175,762
Total Investments	2,800,789	2,720,984
Level 1
Assets:
Investments at fair value	2,651,283	2,545,222
Level 2
Assets:
Investments at fair value	0	0
Level 3
Assets:
Investments at fair value	0	0
Interest-bearing cash
Assets:
Investments at fair value	26,017	18,983
Interest-bearing cash | Level 1
Assets:
Investments at fair value	26,017	18,983
Interest-bearing cash | Level 2
Assets:
Investments at fair value	0	0
Interest-bearing cash | Level 3
Assets:
Investments at fair value	0	0
Mutual funds
Assets:
Investments at fair value	324,930	303,645
Mutual funds | Level 1
Assets:
Investments at fair value	324,930	303,645
Mutual funds | Level 2
Assets:
Investments at fair value	0	0
Mutual funds | Level 3
Assets:
Investments at fair value	0	0
Commingled funds
Assets:
Investments at fair value	1,716,352	1,543,041
Commingled funds | Level 1
Assets:
Investments at fair value	1,716,352	1,543,041
Commingled funds | Level 2
Assets:
Investments at fair value	0	0
Commingled funds | Level 3
Assets:
Investments at fair value	0	0
Company stock
Assets:
Investments at fair value	366,605	458,761
Company stock | Level 1
Assets:
Investments at fair value	366,605	458,761
Company stock | Level 2
Assets:
Investments at fair value	0	0
Company stock | Level 3
Assets:
Investments at fair value	0	0
Separately managed account
Assets:
Investments at fair value	130,392	141,575
Separately managed account | Level 1
Assets:
Investments at fair value	130,392	141,575
Separately managed account | Level 2
Assets:
Investments at fair value	0
Separately managed account | Level 3
Assets:
Investments at fair value	0
Self-directed brokerage account
Assets:
Investments at fair value	86,987	79,217
Self-directed brokerage account | Level 1
Assets:
Investments at fair value	86,987	79,217
Self-directed brokerage account | Level 2
Assets:
Investments at fair value	0	0
Self-directed brokerage account | Level 3
Assets:
Investments at fair value	$ 0	$ 0